BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Period-end rate:	R14.0454 (August 31, 2018 R14.6883)
6-month period average rate:	R14.2006 (February 28, 2018 R13,7564)

CAD/USD
Period-end rate:	CAD$1.3169 (August 31, 2018 CAD$1.3055)
6-month period average rate:	CAD$1.3195 (February 28, 2018 CAD$1.2571)